Cash and Cash Equivalents - Summary of Components of Cash flows from Loss of Control of Subsidiaries or Other Businesses (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash flows from the loss of control of subsidiaries or other businesses	$ 619,217
Arcadia Generacin Solar S.A
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash flows from the loss of control of subsidiaries or other businesses	621,355
Arcadia Generacin Solar S.A Not part of the group
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash flows from the loss of control of subsidiaries or other businesses	$ (2,138)